Annual Operating Expenses {- Fidelity Convertible Securities Fund} - 11.30 Fidelity Convertible Securities Fund - AMCIZ PRO-13 - Fidelity Convertible Securities Fund	Jan. 29, 2022
Fidelity Advisor Convertible Securities Fund: Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual operating expenses	0.97%
Fidelity Advisor Convertible Securities Fund: Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	1.23%
Fidelity Advisor Convertible Securities Fund: Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual operating expenses	1.74%
Fidelity Advisor Convertible Securities Fund: Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.70%
Fidelity Advisor Convertible Securities Fund: Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.59%